Significant Accounting Policies (Effect of Cumulative Catch-Up Adjustment) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cost of revenue sold, change in estimate	$ (8,300)	$ (45,700)	$ 4,600
Percentage of cost of revenue sold	(0.21%)	(1.33%)	0.14%
Cost of revenue sold, increase (decrease) to net income	$ (7,200)	$ (39,400)	$ 4,200
Cost of revenue sold, increase (decrease) in earnings per share, diluted	$ (0.16)	$ (0.89)	$ 0.10